Debt Obligations (Details) (USD $)														12 Months Ended						0 Months Ended			1 Months Ended											12 Months Ended													12 Months Ended				1 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2011	Aug. 31, 2011	Dec. 31, 2012 Base Rate [Member]	Dec. 31, 2012 LIBOR [Member]	Dec. 31, 2012 Any fiscal quarter ending prior to December 31, 2013 [Member]	Dec. 31, 2012 Any fiscal quarter ending on or after December 31, 2013 and prior to December 31, 2015 [Member]	Dec. 31, 2012 Any fiscal quarter ending on or after December 31, 2015 [Member]	Dec. 31, 2012 Any four consecutive fiscal quarters ending prior to December 31, 2013 [Member]	Dec. 31, 2012 Any four consecutive fiscal quarters ending on or after December 31, 2013 [Member]	Aug. 22, 2012 Incremental Facility Agreement [Member]	Dec. 31, 2012 Line of Credit [Member]	Dec. 31, 2012 Secured Debt [Member] Base Rate [Member] Minimum [Member]	Dec. 31, 2012 Secured Debt [Member] Base Rate [Member] Maximum [Member]	Dec. 31, 2012 Secured Debt [Member] LIBOR [Member] Minimum [Member]	Dec. 31, 2012 Secured Debt [Member] LIBOR [Member] Maximum [Member]	Dec. 31, 2012 Term loan facility [Member]	Dec. 31, 2011 Term loan facility [Member]	Aug. 23, 2012 Term loan facility [Member] Incremental Facility Agreement [Member]	Aug. 22, 2012 Term loan facility [Member] Incremental Facility Agreement [Member]	Aug. 31, 2011 Term loan facility [Member] Incremental Facility Agreement [Member]	Sep. 30, 2011 Term loan facility [Member] Secured Debt [Member]	Dec. 31, 2012 Term loan facility [Member] Secured Debt [Member]	Aug. 31, 2011 Term loan facility [Member] Secured Debt [Member]	Dec. 31, 2012 Revolving credit facility [Member]	Dec. 31, 2011 Revolving credit facility [Member]	Aug. 22, 2012 Revolving credit facility [Member] Incremental Facility Agreement [Member]	Dec. 31, 2012 Revolving credit facility [Member] Secured Debt [Member]	Aug. 31, 2011 Revolving credit facility [Member] Secured Debt [Member]	Dec. 31, 2012 Senior 5.0% Notes due July 15, 2022 [Member]	Sep. 17, 2012 Senior 5.0% Notes due July 15, 2022 [Member]	Dec. 31, 2011 Senior 5.0% Notes due July 15, 2022 [Member]	Dec. 31, 2012 Senior 5.0% Notes due July 15, 2022 [Member] Prior to February 15, 2016 [Member] [Member]	Dec. 31, 2012 Senior 5.0% Notes due July 15, 2022 [Member] Prior to July 15, 2015 [Member]	Dec. 31, 2012 Senior 5.0% Notes due July 15, 2022 [Member] Twelve Month Period Commencing On July 15, 2017 [Member]	Dec. 31, 2012 Senior 5.0% Notes due July 15, 2022 [Member] Twelve Month Period Commencing On July 15, 2018 [Member]	Dec. 31, 2012 Senior 5.0% Notes due July 15, 2022 [Member] Twelve Month Period Commencing On July 15, 2019 [Member]	Dec. 31, 2012 Senior 5.0% Notes due July 15, 2022 [Member] Twelve Month Period Commencing On July 15, 2020 [Member]	Dec. 31, 2012 Senior 5.0% Notes due July 15, 2022 [Member] Prior To July 15, 2017 [Member]	Dec. 31, 2012 Senior 4.625% Notes due February 15, 2021 [Member]	Dec. 31, 2011 Senior 4.625% Notes due February 15, 2021 [Member]	Dec. 31, 2012 Other [Member]	Dec. 31, 2011 Other [Member]	Dec. 31, 2012 Senior Notes due 2021 [Member]	Dec. 18, 2012 Senior Notes due 2021 [Member]	Dec. 31, 2012 Senior Notes due 2021 [Member] Twelve Month Period Commencing On February 15, 2017 [Member]	Dec. 31, 2012 Senior Notes due 2021 [Member] Twelve Month Period Commencing On February 15, 2018 [Member]	Dec. 31, 2012 Senior Notes due 2021 [Member] Twelve Month Period Commencing On February 15, 2019 [Member]	Dec. 31, 2012 Senior Notes due 2021 [Member] Prior To February 15, 2017 [Member]	Aug. 31, 2011 Secured Debt [Member]	Aug. 22, 2012 Incremental Facility Agreement [Member]
Debt Instrument [Line Items]
Total debt	$ 1,963,000,000		$ 853,000,000															$ 850,000,000	$ 700,000,000							$ 0	$ 140,000,000				$ 600,000,000	$ 600,000,000	$ 0								$ 500,000,000	$ 0	$ 13,000,000	$ 13,000,000		$ 500,000,000
Short-term debt	72,000,000		1,000,000
Long-term debt, excluding current maturities	1,891,000,000		852,000,000
Line of Credit Facility, Term																																																			5 years
Secured credit facility aggregate principle amount		1,700,000,000																							700,000,000					700,000,000																					1,400,000,000
Available additional amount of incremental term loan or incremental revolving commitment												300,000,000									150,000,000							150,000,000
Amount outstanding of long term line of credit																								780,000,000
Line of Credit Facility, Amount Outstanding																								850,000,000					0
Line of Credit Facility, Amount Outstanding, Short Term																								70,000,000
Outstanding letters of credit													17,000,000
Debt instrument installment payment																				3,750,000			17,500,000
Amont due at maturity date																						97,500,000			455,000,000
Debt Instrument, Basis Spread on Variable Rate					0.50%	1.00%
Margin for base rate loans														0.25%	1.50%	1.25%	2.50%
Deferred finance costs				29,000,000																												10,000,000													7,000,000							3,000,000
Debt instrument covenant consolidated leverage ratio							3.5	3.25	3.5
Debt instrument covenant interest coverage ratio										3.5	4.00
Debt instrument stated percentage																																5.00%														4.625%
Percentage of principle amount notes were sold at																																100.00%														100.00%
Redemption price percentage																																		104.625%	105.00%	102.50%	101.667%	100.833%	100.00%	100.00%							102.313%	101.156%	100.00%	100.00%
Percentage of qggregate principle amount																																		35.00%
Fair value of debt instrument	$ 1,970,000,000		$ 855,000,000